CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
- Product sales to a related party	$ 0	$ 0	$ 2,919,696
Total revenue	6,721,728	179,757	19,589,747
Cost of revenue
- Product sales to a related party	0	0	4,664,452
Total cost of revenue	5,663,877	99,274	17,200,450
Gross profit	1,057,851	80,483	2,389,297
Operating expenses
Selling and marketing expenses	355,369	104,730	1,121,950
General and administrative expenses	650,845	722,291	260,715
Impairment loss on equipment	17,652	0	0
Total operating expenses	1,023,866	827,021	1,382,665
Profit (loss) from operations	33,985	(746,538)	1,006,632
Other (expenses) income
Total other (expenses) income, net	(84,342)	878	478
(Loss) income before income tax	(50,357)	(745,660)	1,007,110
Income tax expense	11,567	0	257,549
Net (loss) income	(61,924)	(745,660)	749,561
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(35,876)	65,254	(80,262)
Comprehensive (loss) income	$ (97,800)	$ (680,406)	$ 669,299
Weighted average number of shares, basic and diluted	13,590,868	13,333,334	13,333,334
Basic and diluted (loss) earnings per share	$ (0.005)	$ (0.056)	$ 0.056
Product [Member]
Revenue
Revenue	$ 6,684,112	$ 79,946	$ 16,670,051
- Product sales to a related party	0	0	2,919,696
Cost of revenue
- Product sales to a related party	0	0	2,794,596
Total cost of revenue	5,663,877	99,274	14,405,854
Service [Member]
Revenue
Revenue	$ 37,616	$ 99,811	$ 0